Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options granted during the period | shares	0	0
Allocated share based compensation	$ 26,000,000	$ 29,000,000
Percentage of employer contribution	33.33%
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 6,000,000	11,000,000
Settlement of liability in respect of share based transactions	4,000,000	3,000,000
Deferred Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	0	4,000,000
Deferred Share Units [Member] | Director And Executive [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 1,000,000	$ 2,000,000
Phantom Share Entitlement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options granted | shares	0	0
Phantom Share Entitlement Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1,000,000	$ 1,000,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 7,000,000	7,000,000
Share based compensation number of days within which award will be settled from the date of determination of vesting percentage	14 days
Settlement of liability in respect of share based transactions	$ 8,000,000	2,000,000
Performance Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 3,000,000	4,000,000
Performance Share Units [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage	200.00%
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation	$ 13,000,000	10,000,000
Restricted share units [member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 8,000,000	$ 6,000,000
Restricted share units [member] | Directors And Certain Key Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options granted | shares	908,810	1,647,707
Settlement of liability in respect of share based transactions	$ 11,000,000	$ 7,000,000
Cash Performance Target Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settlement of liability in respect of share based transactions	1,000,000	1,000,000
Share based compensation by share based equity instruments other than options granted during the period value	0	0
Cash Performance Target Plan [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	0	1,000,000
Cash Performance Target Plan [Member] | Other Long-term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	0	$ 0
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Employer Contribution	$ 1,000
Percentage of employer contribution description	contributions by the Company of $1 for every $3 contributed by the employee